UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                 November 28, 2006 to December 26, 2006

        Commission File Number of issuing entity:  333-131231-03

              New Century Home Equity Loan Trust 2006-2
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-131231

                    New Century Mortgage Securities LLC
         (Exact name of depositor as specified in its Charter)

                     New Century Mortgage Corporation
          (Exact name of sponsor as specified in its Charter)

                              Delaware
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             Applied For
                (I.R.S. Employer Identification No.)

         Care of Deutsche Bank National Trust Company as Trustee
                1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (949) 224-5706

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2a          [ ]             [ ]             [X]        Not Applicable
Class A-2b          [ ]             [ ]             [X]        Not Applicable
Class A-2c          [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class M-9           [ ]             [ ]             [X]        Not Applicable
Class M-10          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         Monthly Distribution Date Statement for the period covered herein.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.







                                      New Century Mortgage Securities LLC
                                                (Depositor)


                                           /s/:  Kevin Cloyd
                                           Name: Kevin Cloyd
                                           Title: President

     Date:  January 9, 2007